SHAREHOLDERS' EQUITY (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) shares
Stockholders Equity Note [Line Items]
Unrecognized compensation cost | $	$ 352,079
Weighted-average period for unrecognized compensation cost to be recognized	2 years 6 months
Employee Shares Incentive Plan ("the Plan") [Member] | Employee Stock Option [Member]
Stockholders Equity Note [Line Items]
Shares available for future grant | shares	1,819,295